Fees Summary	Dec. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 776,000
Previously Paid Amount	0.00
Total Fee Amount	118.81
Total Offset Amount	0.00
Net Fee	118.81
Narrative - Max Aggregate Offering Price	$ 776,000
Final Prospectus	true